Consolidated Statement of Financial Position - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Intangible assets	¥ 11,596	¥ 11,624
Property, plant and equipment	166,856	153,180
Investment properties	302	321
Prepayments for land use right	1,717	2,064
Advanced payments on acquisition of aircraft	24,752	23,357
Investments in associates	1,654	1,536
Investments in joint ventures	557	524
Available-for-sale investments	800	645
Other non-current assets	2,927	2,969
Deferred tax assets	122	79
Derivative financial instruments	151	137
Non-current assets	211,434	196,436
Current assets
Flight equipment spare parts	2,185	2,248
Trade and notes receivables	2,124	2,660
Prepayments and other receivables	9,314	9,231
Derivative financial instruments		11
Restricted bank deposits and short-term bank deposits	51	43
Cash and cash equivalents	4,605	1,695
Assets of a disposal group classified as held for sale	14
Current assets	18,293	15,888
Current liabilities
Sales in advance of carriage	7,043	7,677
Trade and bills payables	3,184	3,376
Other payables and accruals	19,864	20,250
Current portion of obligations under finance leases	9,241	6,447
Current portion of borrowings	39,090	28,842
Income tax payable	593	304
Current portion of provision for return condition checks for aircraft under operating leases	981	1,175
Derivative financial instruments	324	11
Liabilities directly associated with the assets classified as held for sale	8
Current liabilities	80,328	68,082
Net current liabilities	(62,035)	(52,194)
Total assets less current liabilities	149,399	144,242
Non-current liabilities
Obligations under finance leases	57,627	54,594
Borrowings	24,711	27,890
Provision for return condition checks for aircraft under operating leases	2,038	2,495
Other long-term liabilities	3,724	3,874
Post-retirement benefit obligations	2,502	2,890
Deferred tax liabilities	18	86
Derivative financial instruments	1	47
Non-current liabilities	90,621	91,876
Net assets	58,778	52,366
Equity attributable to the equity holders of the Company
- Share capital	14,467	14,467
- Reserves	40,893	34,983
Equity attributable to the equity holders of the Company	55,360	49,450
Non-controlling interests	3,418	2,916
Total equity	¥ 58,778	¥ 52,366